Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 16, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2014
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
PFI Prospectus - Class A, C, J, P [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated June 16, 2014
to the Classes A, C, J, and P Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(As supplemented on January 2, 2014, February 7, 2014, March 7, 2014, March 14, 2014,
and April 28, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED REAL ASSET FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Delete the index information in the Average Annual Total Returns table and substitute:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Delete the last paragraph in the Performance section and substitute:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 1, 2014, the components of the Diversified Real Asset Custom Index changed to the following: 15% Barclays U.S. Treasury TIPS Index, 20% S&P Leveraged Loan 100 Index, 17% Dow Jones Brookfield Global Infrastructure Index, 15% Dow Jones UBS Commodity Index (will be renamed the “Bloomberg Commodity Index” on July 1, 2014), 14% Tortoise MLP Index, 8% FTSE EPRA/NAREIT Developed Index, 4% S&P Global Timber and Forestry Index, 4% S&P Commodity Producers Agribusiness Index and 3% blend of 60% MSCI World Energy Sector Index and 40% MSCI World Materials Sector Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended 12/31/2012
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | Barclays US Treasury Tips Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | S&P Leveraged Loan 100 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Leveraged Loan 100 Index
1 Year	rr_AverageAnnualReturnYear01	10.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | Dow Jones Brookfield Global Infrastructure Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | Dow Jones UBS Commodity Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Dow Jones UBS Commodity Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | Tortoise MLP Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Tortoise MLP Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | FTSE EPRA/NAREIT Developed Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.65%
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | S&P Global Timber and Forestry Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Timber and Forestry Index
1 Year	rr_AverageAnnualReturnYear01	22.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | S&P Commodity Producers Agribusiness Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Commodity Producers Agribusiness Index
1 Year	rr_AverageAnnualReturnYear01	18.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | MSCI World (Energy Sector) Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Energy Sector) Index
1 Year	rr_AverageAnnualReturnYear01	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | MSCI World (Materials Sector) Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Materials Sector) Index
1 Year	rr_AverageAnnualReturnYear01	11.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Custom Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Real Asset Custom Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%